                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended              09/30/02
                                              --------------------------------

Check here if Amendment [  ];                 Amendment Number
                                                                --------------


This Amendment (Check only one.)              [  ] is a restatement
                                              [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:



Name:       3i Investments Plc
            ------------------------------------------------------------------

Address:    91 Waterloo Road
            ------------------------------------------------------------------
            London
            ------------------------------------------------------------------
            SE1 8XP
            ------------------------------------------------------------------

Form 13F File Number  28 -
                      --------------------------------------------------------

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Vipul Nagji
            ------------------------------------------------------------------

Title:      Operations Manager
            ------------------------------------------------------------------

Phone:      020 7975 3284
            ------------------------------------------------------------------

Signature, Place and Date of Signing:

Vipul Nagji                 London, UK                 12th NOVEMBER 2002
-----------------------     -----------------------    -----------------------
[Signature]                 [City, State]              [Date]

Report Type (check only one.):

[ X ] 13F HOLDING REPORT.(Check if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager (s).

[   ]     13F COMBINATION REPORT.(Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

Report Summary:
                                                 0
Number of Other Included Managers
                                                 ------------------------

Form 13F Information Table Entry Total           60
                                                 ------------------------

Form 13F Information Table Value Total:          91,267
                                                 ------------------------
                                                 (thousands)

List of Other Included Managers: None

                 COLUMN 1                   COLUMN 2      COLUMN 3    COLUMN 4
--------------------------------------------------------------------------------------------------
              NAME OF ISSUER                TITLE OF       CUSIP        VALUE     SHRS OR     SH/
                                             CLASS                    (X$1000)    PRN AMT     PRN
--------------------------------------------------------------------------------------------------
ALIGN TECHNOLOGIES INC                         COM      016255 10 1     2,610     945,988      SH
ALKERMES INC                                   COM      01642T 10 8     2,367     300,000      SH
AMGEN INC                                      COM      031162 10 0    10,258     246,000      SH
AMYLIN PARMACEUTICALS INC                      COM      032346 10 8     1,163      70,000      SH
APPLIED MOLECULAR EVOLUTION INC                COM      03823E 10 8     2,324     593,067      SH
ATHEROGENICS INC                               COM      047439 10 4     2,932     468,335      SH
AUTHORISZOR INC                                COM      052673 10 0         -      68,800      SH
AVIGEN INC                                     COM      053690 10 3       218      27,500      SH
BIOGEN INC                                     COM      090597 10 5     1,376      47,000      SH
BIOPURE CORPORATION                            CL A     09065H 10 5     3,801   1,086,013      SH
CALIPER TECHNOLOGIES CORP                      COM      130876 10 5       132      31,500      SH
CARECENTRIC INC                                COM      14166Y 10 6        15      40,668      SH
CELGENE CORPORATION                            COM      151020 10 4       690      41,000      SH
CELL THERAPEUTICS INC                          COM      150934 10 7       440     100,000      SH
CEPHALON INC                                   COM      156708 10 9     1,837      45,000      SH
CHARLES RIVER LABORATORIES                     COM      159864 10 7     1,138      29,000      SH
CHIRON CORP                                    COM      170040 10 9       786      22,500      SH
CORIXA CORP                                    COM      21887F 10 0     1,373     216,831      SH
CURIS INC                                      COM      231269 10 1       216     194,191      SH
DAIRY MART CONVENIENCE STORES                  COM      233860 30 3         -      50,000      SH
ENZON INC                                      COM      293904 10 8     1,154      60,000      SH
GENENTECH INC                                  COM      368710 40 6     4,242     130,000      SH
GENTA INC                                      COM      37245M 20 7       485      75,000      SH
GENZYME CORPORATION                            COM      372917 10 4     1,386      67,266      SH
GILEAD SCIENCES INC                            COM      375558 10 3    10,528     314,000      SH
GLOBESPAN VIRATA INC                           COM      37957V 10 6       995     421,689      SH
HOLLIS-EDEN PARMACEUTICALS                     COM      435902 10 1        86      20,000      SH
ICOS CORPORATION                               COM      449295 10 4       632      30,150      SH
IDEC PHARMACEUTICALS CORPORATION               COM      449370 10 5     1,232      29,680      SH
ISIS PHARMACEUTICALS INC                       COM      464330 10 9     1,282     130,000      SH
ISTA PHARMACEUTICALS INC                       COM      45031X 10 5       320     780,820      SH
LA JOLLA PHARMACEUTICALS INC                   COM      503459 10 9       852     200,000      SH
LIGAND PHARMACEUTICALS INC                     CL B     53220K 20 7       386      56,700      SH
MAXYGEN INC                                    COM      577776 10 7       435      70,000      SH
MAXIM PHARMACEUTICALS INC                      COM      57772M 10 7         1         630      SH
MAYORS JEWELERS INC                            COM      578462 10 3         5      15,000      SH
MEDIMMUNE INC                                  COM      584699 10 2     2,092     100,000      SH
MILLENIUM CHEMICALS INC                        COM      599903 10 1        91       9,197      SH
MYRIAD GENETICS INC                            COM      62855J 10 4       475      30,000      SH
NEUROCRINE BIOSCIENCES INC                     COM      64125C 10 9     3,280      80,000      SH
NEUROGEN CORP                                  COM      64124E 10 6       602      75,000      SH
NPS PHARMACEUTICALS INC                        COM      62936P 10 3     3,085     150,000      SH
OPENWAVE SYSTEMS INC                           COM      683718 10 0        59      95,613      SH
ORAPHARMA INC                                  COM      68554E 10 6        19       4,425      SH
OSI PHARMACEUTICALS INC                        COM      671040 10 3     1,188      70,000      SH
PROTEIN DESIGN LABS INC                        COM      74369L 10 3     1,162     140,000      SH
QLT INC                                        COM      746927 10 2       385      50,000      SH
RIVERDEEP GROUP PLC                            ADR      76870Q 10 9       756     120,000      SH
SCIOS INC                                      COM      808905 10 3     3,245     127,500      SH
SHIRE PHARMACEUTICALS GROUP PLC                ADR      82481R 10 6     5,621     226,942      SH
TELETECH HOLDINGS INC                          COM      879939 10 6     3,066     490,564      SH
TELETECH HOLDINGS INC                       COM ESCROW  879939 10 6         -      41,270      SH
TELIK INC                                      COM      87959M 10 9       310      25,000      SH
TRANSGENOMIC INC                               COM      89365K 20 6        10       2,620      SH
TRANSKARYOTIC THERAPIES INC                    COM      893735 10 0     3,403     105,000      SH
TULARIK INC                                    COM      899165 10 4       435      63,500      SH
US INDUSTRIES INC                              COM      912080 10 8        16       6,655      SH
VERSICOR INC                                   COM      925314 10 6     1,363     160,000      SH
VERTEX PHARMACEUTICALS                         COM      92532F 10 0     2,427     131,252      SH
VISTA MED TECHNOLOGIES INC                     COM      928369 30 5       480     136,704      SH


                                                                                        COLUMN 8
                 COLUMN 1                   COLUMN 5   COLUMN 6    COLUMN 7         VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------
              NAME OF ISSUER                PCT/CALL  INVESTMENT    OTHER           SOLE     SHARED   NONE
                                                      DISCRETION   MANAGERS
-----------------------------------------------------------------------------------------------------------
ALIGN TECHNOLOGIES INC                         N/A       SOLE         N/A          945,988
ALKERMES INC                                   N/A       SOLE         N/A          300,000
AMGEN INC                                      N/A       SOLE         N/A          246,000
AMYLIN PARMACEUTICALS INC                      N/A       SOLE         N/A           70,000
APPLIED MOLECULAR EVOLUTION INC                N/A       SOLE         N/A          593,067
ATHEROGENICS INC                               N/A       SOLE         N/A          468,335
AUTHORISZOR INC                                N/A       SOLE         N/A           68,800
AVIGEN INC                                     N/A       SOLE         N/A           27,500
BIOGEN INC                                     N/A       SOLE         N/A           47,000
BIOPURE CORPORATION                            N/A       SOLE         N/A        1,086,013
CALIPER TECHNOLOGIES CORP                      N/A       SOLE         N/A           31,500
CARECENTRIC INC                                N/A       SOLE         N/A           40,668
CELGENE CORPORATION                            N/A       SOLE         N/A           41,000
CELL THERAPEUTICS INC                          N/A       SOLE         N/A          100,000
CEPHALON INC                                   N/A       SOLE         N/A           45,000
CHARLES RIVER LABORATORIES                     N/A       SOLE         N/A           29,000
CHIRON CORP                                    N/A       SOLE         N/A           22,500
CORIXA CORP                                    N/A       SOLE         N/A          216,831
CURIS INC                                      N/A       SOLE         N/A          194,191
DAIRY MART CONVENIENCE STORES                  N/A       SOLE         N/A           50,000
ENZON INC                                      N/A       SOLE         N/A           60,000
GENENTECH INC                                  N/A       SOLE         N/A          130,000
GENTA INC                                      N/A       SOLE         N/A           75,000
GENZYME CORPORATION                            N/A       SOLE         N/A           67,266
GILEAD SCIENCES INC                            N/A       SOLE         N/A          314,000
GLOBESPAN VIRATA INC                           N/A       SOLE         N/A          421,689
HOLLIS-EDEN PARMACEUTICALS                     N/A       SOLE         N/A           20,000
ICOS CORPORATION                               N/A       SOLE         N/A           30,150
IDEC PHARMACEUTICALS CORPORATION               N/A       SOLE         N/A           29,680
ISIS PHARMACEUTICALS INC                       N/A       SOLE         N/A          130,000
ISTA PHARMACEUTICALS INC                       N/A       SOLE         N/A          780,820
LA JOLLA PHARMACEUTICALS INC                   N/A       SOLE         N/A          200,000
LIGAND PHARMACEUTICALS INC                     N/A       SOLE         N/A           56,700
MAXYGEN INC                                    N/A       SOLE         N/A           70,000
MAXIM PHARMACEUTICALS INC                      N/A       SOLE         N/A              630
MAYORS JEWELERS INC                            N/A       SOLE         N/A           15,000
MEDIMMUNE INC                                  N/A       SOLE         N/A          100,000
MILLENIUM CHEMICALS INC                        N/A       SOLE         N/A            9,197
MYRIAD GENETICS INC                            N/A       SOLE         N/A           30,000
NEUROCRINE BIOSCIENCES INC                     N/A       SOLE         N/A           80,000
NEUROGEN CORP                                  N/A       SOLE         N/A           75,000
NPS PHARMACEUTICALS INC                        N/A       SOLE         N/A          150,000
OPENWAVE SYSTEMS INC                           N/A       SOLE         N/A           95,613
ORAPHARMA INC                                  N/A       SOLE         N/A            4,425
OSI PHARMACEUTICALS INC                        N/A       SOLE         N/A           70,000
PROTEIN DESIGN LABS INC                        N/A       SOLE         N/A          140,000
QLT INC                                        N/A       SOLE         N/A           50,000
RIVERDEEP GROUP PLC                            N/A       SOLE         N/A          120,000
SCIOS INC                                      N/A       SOLE         N/A          127,500
SHIRE PHARMACEUTICALS GROUP PLC                N/A       SOLE         N/A          226,942
TELETECH HOLDINGS INC                          N/A       SOLE         N/A          490,564
TELETECH HOLDINGS INC                          N/A       SOLE         N/A           41,270
TELIK INC                                      N/A       SOLE         N/A           25,000
TRANSGENOMIC INC                               N/A       SOLE         N/A            2,620
TRANSKARYOTIC THERAPIES INC                    N/A       SOLE         N/A          105,000
TULARIK INC                                    N/A       SOLE         N/A           63,500
US INDUSTRIES INC                              N/A       SOLE         N/A            6,655
VERSICOR INC                                   N/A       SOLE         N/A          160,000
VERTEX PHARMACEUTICALS                         N/A       SOLE         N/A          131,252
VISTA MED TECHNOLOGIES INC                     N/A       SOLE         N/A          136,704